INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR STATE INCOME TAXES	The provision for state income taxes for the years ended is as follows:
	2024	2023
Current – State	$25,764	$67,000
Deferred – State	(398)	(44,000)
Total provision for income taxes	$25,366	$23,000

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The income tax effect of temporary differences comprising the deferred tax assets and deferred tax liabilities is a result of the following at December 31:

Deferred tax assets (liabilities):	2024	2023
Allowance for credit losses	$12,061	$1,008
Depreciation	(29,208)	-
Right of use assets - net	5,245	(146)
State income taxes	4,830	-
NOL - Federal	494,385	-
NOL -state	24,286	-
Accounts receivable	11,921	17,025
Inventory	418	(128)
Other current assets	176	(95)
Accounts Payable and accrued expenses	(1,465)	(829)
Deferred income	(44)	44
Cash to accrual tax return differences	(3,536)	27,121
Deferred tax asset (liability)	519,069	44,000
Valuation allowance	(518,671)	-
Deferred tax asset (liability) -net	398	44,000
Deferred tax asset (liability) -beginning	(7,000)	(51,000)
Deferred tax asset (liability) -end	$(6,602)	$(7,000)

SCHEDULE OF RECONCILIATION BETWEEN EFFECTIVE TAX RATE ON INCOME FROM CONTINUING OPERATIONS AND THE STATUTORY RATE

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2024 and 2023, is as follows:

	For the Year Ended December 31,
	2024	2023
Book income before taxes	-21%	21%
Pass- through entity effect	-1%	-21%
Permanent tax basis differences (guaranteed payments and penalties)	0%	0%
States taxes	1%	1%
Other	0%	0%
Change in valuation allowance	22%	0%
Effective tax rate	1%	1%